Employees - Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits (Details) - Pension plans - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Total Assets	€ 19,361	€ 26,686
Equities Total	2,630	5,225
Fixed Income Total	11,722	15,404
Private Equity	630	518
Property and Real Estate	1,739	1,894
Hedge Funds	301	456
Other	1,983	2,504
Other Plans	417	421
Derivatives	(61)	264
Government bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	6,307	8,818
Investment grade corporate bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	2,306	2,806
Other Fixed Income
Disclosure of fair value of plan assets [line items]
Fixed Income Total	3,109	3,780
Europe
Disclosure of fair value of plan assets [line items]
Equities Total	666	1,192
North America
Disclosure of fair value of plan assets [line items]
Equities Total	1,358	2,860
Other
Disclosure of fair value of plan assets [line items]
Equities Total	606	1,173
UK
Disclosure of fair value of plan assets [line items]
Total Assets	8,704	14,332
Equities Total	284	1,714
Fixed Income Total	5,757	8,875
Private Equity	500	424
Property and Real Estate	930	1,021
Hedge Funds	225	381
Other	1,341	1,823
Other Plans	0	0
Derivatives	(333)	94
UK | Government bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	3,795	6,243
UK | Investment grade corporate bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	871	1,160
UK | Other Fixed Income
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,091	1,472
UK | Europe
Disclosure of fair value of plan assets [line items]
Equities Total	61	352
UK | North America
Disclosure of fair value of plan assets [line items]
Equities Total	160	1,030
UK | Other
Disclosure of fair value of plan assets [line items]
Equities Total	63	332
The Netherlands
Disclosure of fair value of plan assets [line items]
Total Assets	5,343	6,099
Equities Total	983	1,676
Fixed Income Total	3,269	3,353
Private Equity	90	77
Property and Real Estate	422	517
Hedge Funds	0	0
Other	325	322
Other Plans	0	0
Derivatives	254	154
The Netherlands | Government bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,297	1,179
The Netherlands | Investment grade corporate bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	530	537
The Netherlands | Other Fixed Income
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,442	1,637
The Netherlands | Europe
Disclosure of fair value of plan assets [line items]
Equities Total	165	271
The Netherlands | North America
Disclosure of fair value of plan assets [line items]
Equities Total	604	1,001
The Netherlands | Other
Disclosure of fair value of plan assets [line items]
Equities Total	214	404
Rest of world
Disclosure of fair value of plan assets [line items]
Total Assets	5,314	6,255
Equities Total	1,363	1,835
Fixed Income Total	2,696	3,176
Private Equity	40	17
Property and Real Estate	387	356
Hedge Funds	76	75
Other	317	359
Other Plans	417	421
Derivatives	18	16
Rest of world | Government bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,215	1,396
Rest of world | Investment grade corporate bonds
Disclosure of fair value of plan assets [line items]
Fixed Income Total	905	1,109
Rest of world | Other Fixed Income
Disclosure of fair value of plan assets [line items]
Fixed Income Total	576	671
Rest of world | Europe
Disclosure of fair value of plan assets [line items]
Equities Total	440	569
Rest of world | North America
Disclosure of fair value of plan assets [line items]
Equities Total	594	829
Rest of world | Other
Disclosure of fair value of plan assets [line items]
Equities Total	€ 329	€ 437